Expense Example, No Redemption - JPMorgan U.S. Research Enhanced Large Cap ETF - JPMorgan U.S. Research Enhanced Large Cap ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	$ 49